Condensed Financial Information of Deswell Industries, Inc. (Statements of Comprehensive Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Condensed Income Statements, Captions [Line Items]
(Loss) income before income taxes | $	$ 1,585		$ (4,776)		$ (2,253)
Income taxes | $	209		158		207
Net (loss) income | $	1,376		(4,934)		(2,808)
Share of other comprehensive income (loss) of subsidiaries | $	(3)		(73)		33
Total comprehensive (loss) income | $	$ 1,387		$ (5,007)		$ (2,775)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in (loss) earnings of subsidiaries		¥ 3,211		¥ (3,426)		¥ (1,120)
Operating expenses		1,835		1,508		1,688
(Loss) income before income taxes		1,376		(4,934)		(2,808)
Income taxes
Net (loss) income		1,376		(4,934)		(2,808)
Share of other comprehensive income (loss) of subsidiaries		11		(73)		33
Total comprehensive (loss) income		¥ 1,387		¥ (5,007)		¥ (2,775)